Fair Value Measurements - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
FNMA
Fair Value, Option, Quantitative Disclosures [Line Items]
Default rate assumed					2.37%
GNMA I
Fair Value, Option, Quantitative Disclosures [Line Items]
Default rate assumed					5.41%
Mortgage Loans Held For Sale | Gains on mortgage loans held for sale
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains from changes in estimated fair values	$ 22,199,000	$ 5,353,000	$ 5,606,000	$ 7,363,000	$ 3,528,122	$ 1,565,087
Level 2
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of debt					$ 208,000,000	$ 66,100,000